Income Taxes - Provision for (Benefit from) Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current :
Federal									$ (4,124)	$ 958	$ 8
State									(20)	(130)	507
Foreign									56	430	268
Total Current									(4,088)	1,258	783
Deferred :
Federal									3	(1,942)	3,805
State									1	1	2,040
Foreign									0	0	0
Total Deferred									4	(1,941)	5,845
Provision for (benefit from) income taxes	$ 296	$ 14	$ 2,562	$ 17	$ (6,677)	$ (805)	$ 70	$ 27	$ (4,084)	$ (683)	$ 6,628